Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

April 30, 2020

EQU-QTLY-0620
1.800336.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	3,383,089	$103,083
Verizon Communications, Inc.	2,080,060	119,499
		222,582
Entertainment - 1.9%
The Walt Disney Co.	919,600	99,455
Media - 1.1%
Comcast Corp. Class A	1,327,588	49,957
Interpublic Group of Companies, Inc.	454,300	7,714
		57,671
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	632,800	55,560

TOTAL COMMUNICATION SERVICES		435,268

CONSUMER DISCRETIONARY - 8.2%
Hotels, Restaurants & Leisure - 2.4%
McDonald's Corp.	553,300	103,777
Restaurant Brands International, Inc.	207,300	10,112
Starbucks Corp.	130,300	9,998
		123,887
Household Durables - 0.3%
Lennar Corp. Class A	287,700	14,405
Multiline Retail - 1.5%
Dollar General Corp.	269,600	47,261
Dollar Tree, Inc. (a)	390,700	31,127
		78,388
Specialty Retail - 4.0%
Burlington Stores, Inc. (a)	104,100	19,018
Lowe's Companies, Inc.	608,100	63,698
The Home Depot, Inc.	235,300	51,726
Tiffany & Co., Inc.	196,200	24,819
TJX Companies, Inc.	889,400	43,625
		202,886
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.	200	10

TOTAL CONSUMER DISCRETIONARY		419,576

CONSUMER STAPLES - 12.6%
Beverages - 1.3%
Diageo PLC	369,600	12,725
Keurig Dr. Pepper, Inc.	291,400	7,710
Monster Beverage Corp. (a)	124,000	7,664
PepsiCo, Inc.	286,900	37,954
		66,053
Food & Staples Retailing - 4.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	493,900	13,781
BJ's Wholesale Club Holdings, Inc. (a)	1,773,124	46,651
Kroger Co.	1,231,700	38,934
Walmart, Inc.	1,089,291	132,403
		231,769
Food Products - 3.4%
Conagra Brands, Inc.	591,900	19,793
Hilton Food Group PLC	1,668,636	23,538
McCormick & Co., Inc. (non-vtg.) (b)	71,300	11,183
Mondelez International, Inc.	1,084,700	55,797
Nestle SA (Reg. S)	252,019	26,691
The Hershey Co.	78,700	10,422
The J.M. Smucker Co.	248,900	28,601
		176,025
Household Products - 0.5%
Kimberly-Clark Corp.	205,800	28,499
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	72,500	12,789
Unilever NV	540,700	26,926
		39,715
Tobacco - 2.1%
Altria Group, Inc.	877,200	34,430
Philip Morris International, Inc.	958,700	71,519
		105,949

TOTAL CONSUMER STAPLES		648,010

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
BP PLC	4,617,000	18,193
Chevron Corp.	1,102,372	101,418
ConocoPhillips Co.	1,110,772	46,764
Enterprise Products Partners LP	1,145,600	20,117
Exxon Mobil Corp.	899,300	41,790
Imperial Oil Ltd.	841,955	13,604
Phillips 66 Co.	290,500	21,256
Suncor Energy, Inc.	964,000	17,189
Valero Energy Corp.	292,500	18,530
		298,861
FINANCIALS - 17.9%
Banks - 9.1%
Bank of America Corp.	4,649,200	111,813
Citigroup, Inc.	1,621,800	78,755
JPMorgan Chase & Co.	1,593,082	152,554
M&T Bank Corp.	293,200	32,862
Wells Fargo & Co.	3,065,750	89,060
		465,044
Capital Markets - 1.3%
KKR & Co. LP	1,030,965	25,991
Raymond James Financial, Inc.	178,700	11,780
The Blackstone Group LP	513,932	26,848
		64,619
Consumer Finance - 0.9%
Capital One Financial Corp.	735,000	47,599
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B (a)	940,800	176,268
Insurance - 3.2%
Chubb Ltd.	621,000	67,074
Marsh & McLennan Companies, Inc.	438,000	42,631
The Travelers Companies, Inc.	557,800	56,455
		166,160

TOTAL FINANCIALS		919,690

HEALTH CARE - 16.8%
Biotechnology - 2.0%
AbbVie, Inc.	161,100	13,242
Amgen, Inc.	373,800	89,420
		102,662
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	179,200	45,253
Danaher Corp.	427,600	69,895
		115,148
Health Care Providers & Services - 1.6%
Cigna Corp.	205,000	40,135
UnitedHealth Group, Inc.	144,200	42,174
		82,309
Pharmaceuticals - 10.9%
AstraZeneca PLC (United Kingdom)	830,355	86,849
Bristol-Myers Squibb Co.	1,336,800	81,291
Eli Lilly & Co.	277,400	42,897
Johnson & Johnson	1,354,148	203,179
Roche Holding AG (participation certificate)	265,920	92,087
Sanofi SA	551,819	53,934
		560,237

TOTAL HEALTH CARE		860,356

INDUSTRIALS - 6.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	315,000	41,145
Northrop Grumman Corp.	127,700	42,227
Raytheon Technologies Corp.	553,820	35,893
		119,265
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	175,945	15,138
Electrical Equipment - 0.5%
AMETEK, Inc.	333,000	27,929
Industrial Conglomerates - 1.9%
General Electric Co.	8,319,855	56,575
Roper Technologies, Inc.	114,900	39,184
		95,759
Machinery - 0.5%
Fortive Corp.	395,800	25,331
Professional Services - 0.5%
Clarivate Analytics PLC (a)	293,100	6,735
Equifax, Inc.	116,700	16,210
		22,945

TOTAL INDUSTRIALS		306,367

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,400,486	59,353
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	163,632	12,020
IT Services - 3.2%
Amdocs Ltd.	484,300	31,208
Black Knight, Inc. (a)	108,600	7,664
Fidelity National Information Services, Inc.	391,500	51,635
Fiserv, Inc. (a)	174,411	17,975
Paychex, Inc.	384,757	26,364
Visa, Inc. Class A	150,700	26,933
		161,779
Semiconductors & Semiconductor Equipment - 2.5%
NXP Semiconductors NV	356,280	35,475
Qualcomm, Inc.	484,400	38,108
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	982,800	52,216
		125,799
Software - 2.1%
Microsoft Corp.	516,216	92,511
Open Text Corp.	425,900	16,094
		108,605
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	251,500	73,891

TOTAL INFORMATION TECHNOLOGY		541,447

MATERIALS - 0.5%
Chemicals - 0.2%
Linde PLC	69,700	12,824
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	226,900	14,615

TOTAL MATERIALS		27,439

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	248,900	59,238
Public Storage	143,600	26,631
		85,869
UTILITIES - 5.6%
Electric Utilities - 3.6%
Exelon Corp.	2,411,100	89,404
NextEra Energy, Inc.	303,400	70,122
NRG Energy, Inc.	771,500	25,868
		185,394
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Energy Corp.	1,179,200	23,042
Multi-Utilities - 1.5%
Ameren Corp.	463,800	33,741
CenterPoint Energy, Inc.	806,300	13,731
WEC Energy Group, Inc.	316,800	28,686
		76,158

TOTAL UTILITIES		284,594

TOTAL COMMON STOCKS
(Cost $4,043,385)		4,827,477

Nonconvertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Grifols SA Class B
(Cost $14,761)	628,200	12,932

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	17,489,627	1,755
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	15,119,271	9,828
TOTAL OTHER
(Cost $22,680)		11,583

Money Market Funds - 5.6%
Fidelity Cash Central Fund 0.16% (f)	287,232,483	287,319
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	109,397	109
TOTAL MONEY MARKET FUNDS
(Cost $287,399)		287,428
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,368,225)		5,139,420
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(15,949)
NET ASSETS - 100%		$5,123,471

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,583,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,561
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$15,120

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$387
Fidelity Securities Lending Cash Central Fund	42
Total	$429

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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